TCW ETF Trust

515 Flower Street

Los Angeles, CA 90071

November 7, 2024

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: TCW ETF Trust (“Trust”) (File Nos. 333-249926 and 811-23617)

Ladies and Gentlemen:

This letter is being transmitted by means of electronic submission by the Trust, on behalf of TCW Corporate Bond ETF, a series of the Trust, pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), and Regulation S-T.

Pursuant to Rule 497(j) under the 1933 Act, and on behalf of the Trust, I hereby certify that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to paragraph (c) of Rule 497 under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 26 to the Trust’s registration statement on Form N-1A (the “Amendment”). The text of the Amendment was filed electronically with the Securities and Exchange Commission on October 30, 2024.

If you have any questions regarding this submission, please do not hesitate to call me at: (213) 244-0000.

Sincerely,

/s/ Peter Davidson
Peter Davidson
Vice President and Secretary